CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit after taxes	€ 1,521	€ 988	€ 498
Foreign currency translations:
Pretax activity, net	(205)	260	(125)
Tax effect	0	0	0
Foreign currency translation, net of tax	(205)	260	(125)
Cash flow hedges:
Pretax activity, net	(64)	277	33
Tax effect	17	(63)	4
Cash flow hedges, net of tax	(47)	214	37
Other reserves:
Pretax activity, net	(9)	7	0
Tax effect	3	(1)	0
Other reserves, net of tax	(6)	6	0
Items that may be subsequently reclassified to the income statement	(258)	480	(88)
Pension plan remeasurements:
Pretax activity, net	(45)	301	(71)
Tax effect	11	(63)	16
Pension plan remeasurements, net of tax	(34)	238	(55)
Items that will not be subsequently reclassified to the income statement	(34)	238	(55)
Other comprehensive income/(loss) for the period, net of tax	(292)	718	(143)
Comprehensive income for the period	1,229	1,706	355
Comprehensive income attributable to shareholders	1,202	1,684	355
Comprehensive income attributable to non-controlling interests	€ 27	€ 22	€ 0